Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Investment Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I Shares	Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class II Shares	Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Atlantic BlackRock Disciplined U.S. Core Portfolio		Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I Shares	Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class II Shares	Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class III Shares
Management Fees		0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses		0.49%	0.74%	0.64%
Fee Waiver and/or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		0.48%	0.73%	0.63%
[1]	Estimated for the current fiscal year.
[2]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2020, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.48%, 0.73%, and 0.63% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Global Atlantic BlackRock Disciplined U.S. Core Portfolio - USD ($)	1 Year	3 Years
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I Shares	49	156
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class II Shares	75	236
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class III Shares	64	204

Expense Example No Redemption - Global Atlantic BlackRock Disciplined U.S. Core Portfolio - USD ($)	1 Year	3 Years
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I Shares	49	156
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class II Shares	75	236
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class III Shares	64	204

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period November 6, 2017 to December 31, 2017, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. large capitalization companies. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the S&P 500® Index, which as of December 31, 2017 was between $3.4 billion and $860.9 billion. However, the Portfolio may invest in securities outside the S&P 500® Index capitalization range. The model systematically tracks and ranks the characteristics of large capitalization issuers located in the United States, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the S&P 500® Index.

The Portfolio's benchmark index is the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.